Debt securities in issue - Summary of debt securities in issue (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 2,682,252	$ 2,711,852
Trading liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	65,982	73,150
Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	138,727	141,426
Bonds and medium-term notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	163,903	160,632
Other debt securities in issue
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	41,661	37,115
Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	205,564	197,747
Debt securities | Trading liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	73	27
Debt securities | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	99,706	103,803
Debt securities | At cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	105,785	93,917
HSBC Holdings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	138,096	143,843
HSBC Holdings | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	41,582	43,638
HSBC Holdings | Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	97,588	100,428
HSBC Holdings | Debt securities | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	33,268	35,189
HSBC Holdings | Debt securities | At cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 64,320	$ 65,239